Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Property | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	25 years
Property | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	46 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Over the shorter of lease term or the estimated useful lives of the assets
Optical Fibers | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	10 years
Optical Fibers | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	20 years
Computer and network equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	4 years
Computer and network equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	11 years
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years